Goodwill and Intangible Assets	12 Months Ended
Sep. 25, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
There were no goodwill impairments resulting from the Company's 2015, 2014 and 2013 annual impairment tests. The changes in the carrying amount of goodwill by segment for 2015 and 2014 are as follows ($ in millions):

	NA Integrated Solutions & Services	ROW Integrated Solutions & Services	Global Products	Total

Gross goodwill	$2,104	$1,991	$1,824	$5,919
Accumulated impairment	(126)	(1,068)	(567)	(1,761)
Carrying amount of goodwill as of September 27, 2013	$1,978	$923	$1,257	$4,158
2014 activity:
Acquisitions/ Purchase accounting adjustments	10	15	(4)	21
Currency translation	(12)	(34)	(11)	(57)

Gross goodwill	$2,102	$1,972	$1,809	$5,883
Accumulated impairment	(126)	(1,068)	(567)	(1,761)
Carrying amount of goodwill as of September 26, 2014	$1,976	$904	$1,242	$4,122
2015 activity:
Acquisitions/ Purchase accounting adjustments	23	50	274	347
Currency translation	(29)	(168)	(36)	(233)

Gross goodwill	$2,096	$1,854	$2,047	$5,997
Accumulated impairment	(126)	(1,068)	(567)	(1,761)
Carrying amount of goodwill as of September 25, 2015	$1,970	$786	$1,480	$4,236

Intangible Assets
There were no indefinite-lived intangible asset impairments resulting from the Company's 2015, 2014 and 2013 annual impairment tests.
The following table sets forth the gross carrying amount and accumulated amortization of the Company's intangible assets as of September 25, 2015 and September 26, 2014 ($ in millions):

	As of
	September 25, 2015		September 26, 2014
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Contracts and related customer relationships	$1,289	$993	$1,400	$1,113
Intellectual property	761	496	608	487
Other	9	5	29	15
Total	$2,059	$1,494	$2,037	$1,615
Non-Amortizable:
Intellectual property	$210		$214
Franchise rights	76		76
In-process research and development	20		—
Total	$306		$290

Intangible asset amortization expense for 2015, 2014 and 2013 was $88 million, $91 million and $94 million, respectively, and was recorded in Cost of services and Selling, general and administrative expenses within the Consolidated Statements of Operations.
The estimated aggregate amortization expense on intangible assets is expected to be approximately $88 million for 2016, $83 million for 2017, $77 million for 2018, $71 million for 2019 and $246 million for 2020 and thereafter.